Consolidated Statement of Changes in Equity - CAD ($) $ in Millions		Total		IFRS 15 [member]	Common shares [member]	Retained earnings [member] [1]	Retained earnings [member] IFRS 15 [member]	[1]	Other reserves [member]	Total common equity [member]	Total common equity [member] IFRS 15 [member]	Preferred shares and other equity instruments [member]	Total common and preferred equity [member]	Total common and preferred equity [member] IFRS 15 [member]	Non-controlling interests [member]		Foreign currency translation [member] Accumulated other comprehensive income (loss) [member]	Debt Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Equity Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Cash flow hedging reserve [member] Accumulated other comprehensive income (loss) [member]	Other [member] Accumulated other comprehensive income (loss) [member]
Beginning Balance (Previously stated [member]) at Oct. 31, 2018		$ 67,680			$ 18,234	$ 41,414			$ 404	$ 61,044		$ 4,184	$ 65,228		$ 2,452		$ 1,441	$ (68)	$ (126)	$ (121)	$ (134)	[2]
Beginning Balance (Balance After IFRS Adjustments [member]) at Oct. 31, 2018		67,622			18,234	41,356			404	60,986		4,184	65,170		2,452		1,441	(68)	(126)	(121)	(134)	[2]
Beginning Balance at Oct. 31, 2018				$ (58)			$ (58)				$ (58)			$ (58)
Statement [Line Items]
Net income		4,506				4,232				4,232		93	4,325		181
Other comprehensive income (loss)		934								844			844		90		942	96	31	259	(484)	[2]
Total comprehensive income		5,440				4,232				5,076		93	5,169		271		942	96	31	259	(484)	[2]
Shares issued		134			158				(24)	134			134
Shares repurchased/redeemed		(823)			(108)	(415)				(523)		(300)	(823)
Dividends and distributions paid to equity holders		(2,289)				(2,104)				(2,104)		(93)	(2,197)		(92)
Share-based payments	[3]	5							5	5			5
Other		158				(13)			10	(3)			(3)		161	[4]
Ending Balance at Apr. 30, 2019		70,247			18,284	43,056			395	63,571		3,884	67,455		2,792		2,383	28	(95)	138	(618)	[2]
Beginning Balance at Oct. 31, 2019		70,192			18,264	44,439			365	63,638		3,884	67,522		2,670		800	37	(55)	650	(862)	[2]
Statement [Line Items]
Net income		2,326
Other comprehensive income (loss)		(1,163)
Total comprehensive income		1,163
Ending Balance at Jan. 31, 2020		69,861
Beginning Balance at Oct. 31, 2019		70,192			18,264	44,439			365	63,638		3,884	67,522		2,670		800	37	(55)	650	(862)	[2]
Statement [Line Items]
Net income		3,650	[5]			3,505				3,505		91	3,596		54
Other comprehensive income (loss)		(427)								(325)			(325)		(102)		(580)	113	(97)	275	(36)
Total comprehensive income		3,223				3,505				3,180		91	3,271		(48)		(580)	113	(97)	275	(36)
Shares issued		43			51				(8)	43			43
Shares repurchased/redeemed		(679)			(84)	(330)				(414)		(265)	(679)
Dividends and distributions paid to equity holders		(2,402)				(2,182)				(2,182)		(91)	(2,273)		(129)
Share-based payments	[3]	4							4	4			4
Other		(46)				24			(2)	(5)			(5)		(41)	[4]			(27)
Ending Balance at Apr. 30, 2020		70,335			18,231	45,456			359	64,264		3,619	67,883		2,452		220	150	(179)	925	(898)	[2]
Beginning Balance at Jan. 31, 2020		69,861
Statement [Line Items]
Net income	[5]	1,324
Other comprehensive income (loss)		736
Total comprehensive income		2,060
Ending Balance at Apr. 30, 2020		$ 70,335			$ 18,231	$ 45,456			$ 359	$ 64,264		$ 3,619	$ 67,883		$ 2,452		$ 220	$ 150	$ (179)	$ 925	$ (898)	[2]

[1]	Includes undistributed retained earnings of $66 (April 30, 2019 – $63) related to a foreign associated corporation, which is subject to local regulatory restriction.
[2]	Includes Share from associates, Employee benefits and Own credit risk.
[3]	Represents amounts on account of share-based payments (refer to Note 14).
[4]	Includes changes to non-controlling interests arising from business combinations and related transactions.
[5]	The amounts for the period ended April 30, 2020 have been prepared in accordance with IFRS 16; prior year amounts have not been restated (refer to Notes 3 and 4).